CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Revenue in conjunction with strategic alliances and collaborations	$ 12,998	$ 20,382	$ 6,138
Operating expenses:
Research and development, net	15,918	17,934	5,476
General and administrative	7,572	3,448	2,574
Total operating expenses	23,490	21,382	8,050
Net loss from operations	(10,492)	(1,000)	(1,912)
Finance (expense) income, net	(409)	(536)	11
Net loss before taxes	(10,901)	(1,536)	(1,901)
Income tax expense	(1)	(35)	(1)
Net loss	$ (10,902)	$ (1,571)	$ (1,902)
Net loss per share, basic and diluted	$ (3.53)	$ (0.77)	$ (0.94)
Weighted-average shares outstanding, basic and diluted	3,087	2,032	2,016
Comprehensive loss:
Net loss	$ (10,902)	$ (1,571)	$ (1,902)
Unrealized loss on short-term investments	(3)
Comprehensive loss	$ (10,905)	$ (1,571)	$ (1,902)